Stockholders' Deficit (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Equity [Abstract]
Number of Options, Outstanding, Beginning	17,755	18,505	44,351
Number of Options, Forfeited		(750)	(25,846)
Number of Options, Outstanding, Ending		17,755	18,505
Number of Options, Exercisable		12,838
Weighted-Average Exercise Price, Outstanding, Beginning	$ 0.22	$ 0.22	$ 0.21
Weighted-Average Exercise Price, Forfeited			0.20
Weighted-Average Exercise Price, Outstanding, Ending		0.22	$ 0.22
Weighted-Average Exercise Price, Exercisable	$ 0.22	$ 0.21
Weighted-Average Remaining Contractual Term (Years), Outstanding	6 years 6 months 14 days	8 years 5 months 16 days	9 years 3 months 8 days
Weighted-Average Remaining Contractual Term (Years), Outstanding, Ending		7 years 2 months 5 days	8 years 5 months 16 days
Weighted-Average Remaining Contractual Term (Years), Exercisable	3 years 1 month 9 days	6 years 10 months 3 days
Weighted-Average Grant-Date Fair Value, Outstanding, Beginning
Weighted-Average Grant-Date Fair Value, Forfeited
Weighted-Average Grant-Date Fair Value, Outstanding, Ending
Weighted-Average Grant-Date Fair Value, Exercisable
Aggregate Intrinsic Value, Outstanding, Beginning
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Outstanding, Ending
Aggregate Intrinsic Value, Exercisable